THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SEPARATE ACCOUNT USL VA-R
SELECT RESERVESM
FLEXIBLE PAYMENT VARIABLE AND FIXED DEFERRED ANNUITY
CERTIFICATES
SUPPLEMENT DATED NOVEMBER 3, 1999
TO
PROFILE, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 1, 1999

Effective October 20, 1999, the OFFITBANK Variable Insurance Fund, Inc., a mutual fund which provides underlying investments ("Series") for four Divisions of Select Reserve, changed its name to OFFIT Variable Insurance Fund, Inc. The four Series offered under this mutual fund and the corresponding Divisions have also changed their names, as follows:

Prior to October 20, 1999                                                       As of October 20, 1999

OFFITBANK VIF - Emerging Markets Fund                     OFFIT VIF - Emerging Markets Fund

OFFITBANK VIF - High Yield Fund                                   OFFIT VIF - High Yield Fund

OFFITBANK VIF - Total Return Fund                               OFFIT VIF - Total Return Fund

OFFITBANK VIF - U.S. Government                                 OFFIT VIF - U.S. Government
Securities Fund                                                                       Securities Fund

OFFITBANK remains as the investment adviser for the four Series of the OFFIT Variable Insurance Fund, Inc.

All references in the Select Reserve Profile, Prospectus and Statement of Additional Information to the name of the mutual fund, the four Series and the corresponding Divisions should be changed, as set forth above.